Provisions and Contingencies (Details) - Schedule of Provisions and Contingencies - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Contingencies
Balance as of January 1	$ 138	$ 501
Effect of changes in foreign exchange rates	8	28
Provisions made	91	7
Provisions used	(42)	(41)
Balance as of June 30	$ 195	$ 495